Vessels, net (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2014	$944,984	$(105,101)	$839,883
—Vessel acquisitions and other additions to vessels' cost (Note (3(c))	220,661	—	220,661
—Depreciation	—	(24,387)	(24,387)
Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157
—Other additions to vessels' cost (Note (3(c))	1,855	—	1,855
—Depreciation	—	(30,395)	(30,395)
Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617